Award Timing Disclosure	12 Months Ended
Mar. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock Option Grant Timing Policy
The Committee oversees our Stock Option Grant Timing Policy which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”) The Committee grants stock options, if any, to our executive officers during the Committee’s regularly scheduled meeting in May every fiscal year. If the Committee grants stock options outside of our typical annual award schedule, those grants should be awarded pursuant to the policy during the permitted trading period for key employees identified in our insider trading policy. In accordance with the policy, the Company does not take material nonpublic information into account when determining the timing and terms of stock options, and the Company does not purposely accelerate or delay the public release of material information to allow a stock option recipient to benefit from a more favorable stock price.

Award Timing Method	The Committee oversees our Stock Option Grant Timing Policy which governs the timing of granting stock options, stock appreciation rights and similar instruments with option-like features (“stock options”) The Committee grants stock options, if any, to our executive officers during the Committee’s regularly scheduled meeting in May every fiscal year.
Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false